Equity (Details) - Schedule of Changes in Exercisable Ordinary Shares Warrants - Warrant [Member]	6 Months Ended
Jun. 30, 2024 $ / shares shares
Schedule of Changes in Exercisable Ordinary Shares Warrants [Line Items]
Number of Warrants	9,106,538
10.00 [Member]
Schedule of Changes in Exercisable Ordinary Shares Warrants [Line Items]
Number of Warrants	22,750
Exercise price per share | $ / shares	$ 10
Issuance date	Feb. 26, 2020
Expiration date	Feb. 24, 2025
25.00 [Member]
Schedule of Changes in Exercisable Ordinary Shares Warrants [Line Items]
Number of Warrants	160,727
Exercise price per share | $ / shares	$ 25
Issuance date	Feb. 12, 2021
Expiration date	Feb. 09, 2026
25.00 [Member]
Schedule of Changes in Exercisable Ordinary Shares Warrants [Line Items]
Number of Warrants	18,774
Exercise price per share | $ / shares	$ 25
Issuance date	Feb. 17, 2021
Expiration date	Feb. 09, 2026
0.001 [Member]
Schedule of Changes in Exercisable Ordinary Shares Warrants [Line Items]
Number of Warrants	1,511,429
Exercise price per share | $ / shares	$ 0.001
Issuance date	May 29, 2024
1.40 [Member]
Schedule of Changes in Exercisable Ordinary Shares Warrants [Line Items]
Number of Warrants	3,571,429
Exercise price per share | $ / shares	$ 1.4
Issuance date	May 29, 2024
Expiration date	Dec. 01, 2025	[1]
1.40 [Member]
Schedule of Changes in Exercisable Ordinary Shares Warrants [Line Items]
Number of Warrants	3,571,429
Exercise price per share | $ / shares	$ 1.4
Issuance date	May 29, 2024
Expiration date	Nov. 29, 2029	[2]
1.75 [Member]
Schedule of Changes in Exercisable Ordinary Shares Warrants [Line Items]
Number of Warrants	125,000
Exercise price per share | $ / shares	$ 1.75
Issuance date	May 29, 2024
Expiration date	Dec. 01, 2025	[1]
1.75 [Member]
Schedule of Changes in Exercisable Ordinary Shares Warrants [Line Items]
Number of Warrants	125,000
Exercise price per share | $ / shares	$ 1.75
Issuance date	May 29, 2024
Expiration date	May 27, 2029	[3]

[1]	The earlier of (a) December 1, 2025 and (b) the 60th day following the occurrence of the Series A Milestone Event.
[2]	The earlier of (a) November 29, 2029 and (b) the 60th day following the occurrence of the Series B Milestone Event.
[3]	The earlier of (a) May 27, 2029 and (b) 60 days following the Company’s public announcement of its filing with the FDA for approval for AllocetraTM’s osteoarthritis related indication.